Advances For Vessels Acquisitions (Tables)	6 Months Ended
Jun. 30, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

	2012	2013
Pre-delivery installments	324,329	639,227
Capitalized interest and finance costs	8,053	12,055
Other capitalized costs	7,170	12,261
Transferred to Vessels, net	-	(392,996)
Total	339,552	270,547